STOCK-BASED COMPENSATION - ASSUMPTIONS UTIILIZED IN THE BINOMIAL LATTICE-BASED VALUATION MODEL (DETAILS)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Wieghted average interest rate	1.80%	1.90%	3.40%
Dividend yield	2.90%	2.60%	2.40%
Weighted average volatility	15.00%	15.00%	16.00%
Expected life in years	8 years 11 months	8 years 6 months	8 years 10 months
Minimum [Member]
Interest rate	0.20%	0.20%	0.30%
Expected volatility	15.00%	12.00%	14.00%
Maximum [Member]
Interest rate	2.00%	2.10%	3.70%
Expected volatility	14.00%	18.00%	18.00%